SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Total Revenues by Geographic Area	The following table presents total revenues by geographic area for the years indicated.

The Intra-companies revenues have been eliminated in this geographic information to reflect the external business conducted in each geographic region. The geographic analysis presented below is based on the location of the subsidiaries in which the transactions are recorded. This geographic information does not reflect the way the Company’s business is managed.

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenue
The Cayman Islands	3,620,687	3,080,147	2,269,590
New Zealand	117,335,988	147,197,358	219,594,468
The United States	71,919,756	124,712,788	156,904,380
Singapore	66,705,363	91,218,902	163,278,999
Others	12,925,801	25,332,234	70,017,480
Total Revenues	272,507,595	391,541,429	612,064,917